SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Exchange and Investment Agreement
On March 29, 2023, the Company entered into an exchange and investment agreement (the "Exchange Agreement") with the Investor, related to the exchange of $100.0 million of the Company's Toggle Senior Unsecured Convertible Notes held by the Investor for the issuance to the Investor of $100.0 million 8.00% / 11.00% Series B Convertible Senior PIK Toggle Notes due 2026 (the "Exchanged Notes"). On April 11, 2023, the Company completed the exchange of $100.0 million principal amount of the Company's Toggle Senior Unsecured Convertible Notes for $100.0 million aggregate principal amount of the Exchanged Notes.
In August 2023, the Investor converted the Exchanged Notes in full for the issuance of 72,458,789 shares of the Company's common stock.
Sale of Nikola Iveco Europe GmbH
On June 29, 2023 (the "Divestiture Closing"), the Company and Iveco executed the European Joint Venture Transaction Agreement (the "Transaction Agreement") whereby the Company sold its 50% equity interest in Nikola Iveco Europe GmbH to Iveco for $35.0 million. In conjunction with the Transaction Agreement, the Company issued an intellectual property license agreement (the “License Agreement”), which grants Iveco and Nikola Iveco Europe GmbH a non-exclusive, perpetual, irrevocable, fully sublicensable, transferable, and fully assignable license ("Licensed Software") to software and controls technology related to the BEV and FCEV. According to the terms of the Transaction Agreement, the Company may also receive 20.6 million shares of its own common stock from Iveco, contingent on successful due diligence ("Software Due Diligence") performed by Iveco and its consultants on the Licensed Software delivered to Iveco on the Divestiture Closing pursuant to the License Agreement. The Software Due Diligence is evaluated based on mutually agreed criteria between Iveco and the Company and will be performed starting on the June 29, 2023, and ending on August 4, 2023.
The Software Due Diligence was deemed successful and the Company received the shares of its own stock upon conclusion of the Software Due Diligence period.
Sale and leaseback of Coolidge, AZ Land
On June 29, 2023 (the "Land Sale Date"), the Company entered into a sale agreement (the "Land Sale Agreement"), pursuant to which the Company sold the land in Coolidge, Arizona on which the Company's manufacturing facility is located for a purchase price of $50.4 million. Concurrent with the sale, the Company entered into a lease agreement (the "Land Lease Agreement"), whereby the Company leased back the land.
Assignment of Romeo
On June 30, 2023, the Company transferred ownership of all of Romeo's right, title and interest in and to all of its tangible and intangible assets, subject to certain agreed upon exclusions, to the Assignee. The Company received no cash consideration related to the Assignment.
The Company deconsolidated Romeo as of the Assignment as the Company no longer held a controlling financial interest in Romeo as of that date. The Assignment of Romeo represents a strategic shift and its results were reclassified to discontinued operations for the periods presented.
FFI Purchase Agreement
In July 2023, the Company executed a membership interest and asset purchase agreement (the "Purchase Agreement") with FFI Phoenix Hub Holdings, LLC, a wholly-owned subsidiary of Fortescue Future Industries ("FFI"). Pursuant to the terms of the Purchase Agreement, FFI Phoenix Hub Holdings, LLC, will acquire 100% of the interests in Phoenix Hydrogen Hub, LLC, the Company's wholly owned subsidiary holding the assets related to the Phoenix hydrogen hub project. The Company received net proceeds of $20.7 million in July 2023 related to the first closing under the Purchase Agreement.
Authorized Common Stock
On August 3, 2023, the Company held its 2023 Annual Meeting of Stockholders (the "Annual Meeting"). At the Annual Meeting, the Company's stockholders approved an amendment to the Company's Certificate of Incorporation to increase the number of authorized shares of common stock from 800,000,000 to 1,600,000,000.
Sale of Common Stock
The Company issued 66,690,443 shares of common stock under the Equity Distribution Agreement for gross proceeds of $118.6 million.
The Company issued 32,211,777 shares of common stock under the Purchase Agreements to Tumim for proceeds of $67.6 million.
The Company entered into an underwriting agreement (the "Underwriting Agreement") related to a public offering for the sale of 29,910,715 shares of the Company's common stock and received net proceeds of $32.2 million.
The Company sold 59,374,999 shares of common stock in a direct offering for net proceeds of $63.2 million.
Conversion of the 5% Senior Convertible Notes
During the first and second quarters of 2023, the Company issued additional 5% Senior Convertible Notes for proceeds of $52.1 million. The Company issued 87,310,765 shares of common stock for conversions made by the holder of the 5% Senior Convertible Notes for $107.2 million of principal and the make-whole provision.